Short-term investments - Summary of the company's short-term investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term investments
Structured notes			¥ 2,500
Investment in fund	¥ 68,378	$ 9,631	61,855
Total short-term investments	¥ 68,378	$ 9,631	¥ 64,355